THE RBB FUND, INC.


                     Certification Pursuant to Rule 497 (j)
                    ---------------------------------------



        The undersigned hereby certifies on behalf of the Warburg Pincus Classes of The RBB Fund, Inc. (the "Registrant") that the form of Prospectus and Statement of Additional Information does not differ from that text contained in Post-Effective Amendment No. 31 filed electronically on December 4, 1995.


                                                      THE RBB FUND, INC.

                                                      By: /s/ Edward J. Roach
                                                          --------------------
                                                            Edward J. Roach
                                                            President